Consolidated Balance Sheets (Parenthetical) - USD ($)	Feb. 19, 2026	Dec. 31, 2025	Oct. 20, 2025	Oct. 19, 2025	Apr. 28, 2025	Dec. 31, 2024
Allowance for current expected credit loss, accounts receivable		$ 0				$ 134,960
Ordinary shares, shares authorized		285,714,286	10,000,000,000	2,000,000	50,000,000	285,714,286
Ordinary shares, par value (in dollars per share)		$ 0.875		$ 0.025	$ 0.001	$ 0.875
Class A ordinary shares
Ordinary shares, shares authorized			9,999,592,000	1,592,000
Ordinary shares, par value (in dollars per share)			$ 0.025	$ 0.025
Ordinary shares, shares issued		18,884				17,165
Ordinary shares, shares outstanding		18,884				17,165
Class B ordinary shares
Ordinary shares, shares authorized	408,000		408,000
Ordinary shares, par value (in dollars per share)	$ 0.025		$ 0.025
Ordinary shares, shares issued		11,658				11,658
Ordinary shares, shares outstanding		11,658				11,658